SHAREHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREHOLDERS EQUITY
NOTE 11 - SHAREHOLDERS' EQUITY

NOTE 11 – SHAREHOLDERS’ EQUITY

Yubo Biotech International Limited

The Company has three types of stocks:

Preferred stock – par value 0.01 per share, 5,000,000 shares authorized, none issued.

Common Stock Class A – par value 0.001 per share, 1,000,000,000 shares authorized, 118,177,885 shares issued and outstanding at March 31, 2022 and December 31, 2021. Holders of Class A common stock are entitled to one vote for each share held of record on all matters on which shareholders are entitled to vote generally, including the election or removal of directors.

Common Stock Class B – par value 0.001 per share, 3,750,000 shares authorized, 4,447 shares issued and outstanding at March 31, 2022 and December 31, 2021. Holders of Class B common stock are entitled to five votes for each share held of record on all matters submitted to a shareholder vote. Each share of Class B common stock is convertible at the holder's election into one share of class A common stock.

On January 14, 2021, Lina Liu, Company CFO, cancelled 116,697,438 shares of Class A common stock acquired by her on October 2, 2020.

On January 14, 2021, the Company issued 117,000,000 shares of Class A common stock in connection with the acquisition of Platinum, as follows:

Name of Selling Shareholder	Number of Exchange Shares	Percentage of Exchange Shares
FLYDRAGON INTERNATIONAL LIMITED (controlled by Mr. Jun Wang)	39,943,800	34.14%
CHINAONE TECHNOLOGY LIMITED (controlled by Mr. Yang Wang)	19,211,400	16.42%
BOAO BIOTECH LIMITED (controlled by Mr. Yulin Cao)	24,967,800	21.34%
FOCUS DRAW GROUP LIMITED (controlled by Ms. Lina Liu)	13,829,400	11.82%
FOCUSONE TECHNOLOGY GROUP LIMITED (controlled by Mr. Jin Wei)	11,524,500	9.85%
DRAGONCLOUD TECHNOLOGY LIMITED (Controlled by Mr. Yang Wang)	5,768,100	4.93%
CHEUNG HO SHUN	1,755,000	1.50%
TOTAL	117,000,000	100.00%

Platinum International Biotech Co., LTD (Cayman Islands) (“Platinum”)

Platinum has authorized 500,000,000 ordinary shares with a par value of $0.0001 per share with 10,152,284 shares issued and outstanding at March 31, 2022 and December 31, 2021.

On April 7, 2020, Platinum issued a total of 10,000,000 ordinary shares to six entities as follows:

Entity	Shares
1. Flydragon International Limited (controlled by Mr. Jun Wang)	3,466,000
2. Chinaone Technology Limited (controlled by Mr. Yang Wang)	1,667,000
3. Boao Biotech Limited (controlled by Mr. Yulin Cao)	2,167,000
4. Dragoncloud Technology Limited (controlled by Mr. Yang Wang)	500,000
5. Focus Draw Group Limited (controlled by Ms. Lina Liu)	1,200,000
6. Focusone Technology Group Limited (controlled by Mr. Jin Wei)	1,000,000
Total	10,000,000

On September 11, 2020, Platinum sold 152,284 ordinary shares to Mr. Cheung Ho Shun for $750,000 cash.

On January 21, 2021, Yubo New York acquired all 10,152,284 ordinary shares of Platinum outstanding.

Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)

Yubo Chengdu has subscribed capital of $1,500,000 which has not yet been paid by its shareholder. The subscribed capital is due for payment on January 1, 2040.

Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)

Yubo Beijing has subscribed capital of $1,574,803 (RMB 10,000,000), all of which have been paid by its shareholders as of December 31, 2021.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries or its VIE. Relevant PRC statutory laws and regulations permit payments of dividends by Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries and VIE included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing.

Yubo Chengdu, Yubo Jingzhi, Yubo,Global and Yubo Beijing are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Yubo Chengdu, Yubo Jingzhi, Yubo Global and Yubo Beijing may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and a staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

Since inception to March 31, 2022, Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing have not generated any profit and had negative retained earnings as of March 31, 2022. As a result, these entities have not accrued statutory reserve funds.

The ability of the Company’s PRC subsidiaries and its VIE to make dividends and other payments to the Company may also be restricted by changes in applicable foreign exchange and other laws and regulations. Foreign currency exchange regulation in China is primarily governed by the following rules:

•	Foreign Exchange Administration Rules (1996), as amended in August 2008, or the Exchange Rules;

•	Administration Rules of the Settlement, Sale and Payment of Foreign Exchange (1996), or the Administration Rules.

Currently, under the Administration Rules, Renminbi is freely convertible for current account items, including the distribution of dividends, interest payments, trade and service related foreign exchange transactions, but not for capital account items, such as direct investments, loans, repatriation of investments and investments in securities outside of China, unless the prior approval of the State Administration of Foreign Exchange (the “SAFE”) is obtained and prior registration with the SAFE is made. Foreign-invested enterprises that need foreign exchange for the distribution of profits to its shareholders may affect payment from their foreign exchange accounts or purchase and pay foreign exchange rates at the designated foreign exchange banks to their foreign shareholders by producing board resolutions for such profit distribution. Based on their needs, foreign-invested enterprises are permitted to open foreign exchange settlement accounts for current account receipts and payments of foreign exchange along with specialized accounts for capital account receipts and payments of foreign exchange at certain designated foreign exchange banks.

Although the current Exchange Rules allow the convertibility of Chinese Renminbi into foreign currency for current account items, conversion of Chinese Renminbi into foreign exchange for capital items, such as foreign direct investment, loans or securities, requires the approval of SAFE, which is under the authority of the People’s Bank of China. These approvals, however, do not guarantee the availability of foreign currency conversion. The Company cannot be sure that it will be able to obtain all required conversion approvals for its operations or that the Chinese regulatory authorities will not impose greater restrictions on the convertibility of Chinese Renminbi in the future. Currently, all of the Company’s revenues are generated in Renminbi. Any future restrictions on currency exchanges may limit the Company’s ability to use its retained earnings generated in Renminbi to make dividends or other payments in U.S. dollars or fund possible business activities outside China.

NOTE 11 – SHAREHOLDERS’ EQUITY

Yubo Biotech International Limited

The Company has three types of stocks:

Preferred stock – par value 0.01 per share, 5,000,000 shares authorized, none issued.

Common Stock Class A – par value 0.001 per share, 1,000,000,000 shares authorized, 118,177,885 shares issued and outstanding at December 31, 2021.

Common Stock Class B – par value 0.001 per share, 3,750,000 shares authorized, 4,447 shares issued and outstanding at December 31, 2021.

On January 14, 2021, Lina Liu, Company CFO, cancelled 116,697,438 shares of Class A common stock acquired by her on October 2, 2020.

On January 14, 2021, the Company issued 117,000,000 shares of Class A common stock in connection with the acquisition of Platinum, as follows:

Name of Selling Shareholder	Number of Exchange Shares	Percentage of Exchange Shares
FLYDRAGON INTERNATIONAL LIMITED (controlled by Mr. Jun Wang)	39,943,800	34.14%
CHINAONE TECHNOLOGY LIMITED (controlled by Mr. Yang Wang)	19,211,400	16.42%
BOAO BIOTECH LIMITED (controlled by Mr. Yulin Cao)	24,967,800	21.34%
FOCUS DRAW GROUP LIMITED (controlled by Ms. Lina Liu)	13,829,400	11.82%
FOCUSONE TECHNOLOGY GROUP LIMITED (controlled by Mr. Jin Wei)	11,524,500	9.85%
DRAGONCLOUD TECHNOLOGY LIMITED (Controlled by Mr. Yang Wang)	5,768,100	4.93%
CHEUNG HO SHUN	1,755,000	1.50%
TOTAL	117,000,000	100.00%

Platinum International Biotech Co., LTD (Cayman Islands) (“Platinum”)

Platinum has authorized 500,000,000 ordinary shares with a par value of $0.0001 per share with 10,152,284 shares issued and outstanding at December 31, 2021.

On April 7, 2020, Platinum issued a total of 10,000,000 ordinary shares to six entities as follows:

Entity	Shares
1. Flydragon International Limited (controlled by Mr. Jun Wang)	3,466,000
2. Chinaone Technology Limited (controlled by Mr. Yang Wang)	1,667,000
3. Boao Biotech Limited (controlled by Mr. Yulin Cao)	2,167,000
4. Dragoncloud Technology Limited (controlled by Mr. Yang Wang)	500,000
5. Focus Draw Group Limited (controlled by Ms. Lina Liu)	1,200,000
6. Focusone Technology Group Limited (controlled by Mr. Jin Wei)	1,000,000
Total	10,000,000

On September 11, 2020, Platinum sold 152,284 ordinary shares to Mr. Cheung Ho Shun for $750,000 cash.

On January 21, 2021, Yubo New York acquired all 10,152,284 ordinary shares of Platinum outstanding.

Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)

Yubo Chengdu has subscribed capital of $1,500,000 which has not yet been paid by its shareholder. The subscribed capital is due for payment on January 1, 2040.

Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)

Yubo Beijing has subscribed capital of $1,574,803 (RMB 10,000,000), all of which have been paid by its shareholders as of December 31, 2021.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries or its VIE. Relevant PRC statutory laws and regulations permit payments of dividends by Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries and VIE included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing.

Yubo Chengdu, Yubo Jingzhi, Yubo,Global and Yubo Beijing are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Yubo Chengdu, Yubo Jingzhi, Yubo Global and Yubo Beijing may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and a staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

Since inception to December 31, 2021, Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing have not generated any profit and had negative retained earnings as of December 31, 2021. As a result, these entities have not accrued statutory reserve funds.

The ability of the Company’s PRC subsidiaries and its VIE to make dividends and other payments to the Company may also be restricted by changes in applicable foreign exchange and other laws and regulations. Foreign currency exchange regulation in China is primarily governed by the following rules:

•	Foreign Exchange Administration Rules (1996), as amended in August 2008, or the Exchange Rules;

•	Administration Rules of the Settlement, Sale and Payment of Foreign Exchange (1996), or the Administration Rules.

Currently, under the Administration Rules, Renminbi is freely convertible for current account items, including the distribution of dividends, interest payments, trade and service related foreign exchange transactions, but not for capital account items, such as direct investments, loans, repatriation of investments and investments in securities outside of China, unless the prior approval of the State Administration of Foreign Exchange (the “SAFE”) is obtained and prior registration with the SAFE is made. Foreign-invested enterprises that need foreign exchange for the distribution of profits to its shareholders may affect payment from their foreign exchange accounts or purchase and pay foreign exchange rates at the designated foreign exchange banks to their foreign shareholders by producing board resolutions for such profit distribution. Based on their needs, foreign-invested enterprises are permitted to open foreign exchange settlement accounts for current account receipts and payments of foreign exchange along with specialized accounts for capital account receipts and payments of foreign exchange at certain designated foreign exchange banks.

Although the current Exchange Rules allow the convertibility of Chinese Renminbi into foreign currency for current account items, conversion of Chinese Renminbi into foreign exchange for capital items, such as foreign direct investment, loans or securities, requires the approval of SAFE, which is under the authority of the People’s Bank of China. These approvals, however, do not guarantee the availability of foreign currency conversion. The Company cannot be sure that it will be able to obtain all required conversion approvals for its operations or that the Chinese regulatory authorities will not impose greater restrictions on the convertibility of Chinese Renminbi in the future. Currently, all of the Company’s revenues are generated in Renminbi. Any future restrictions on currency exchanges may limit the Company’s ability to use its retained earnings generated in Renminbi to make dividends or other payments in U.S. dollars or fund possible business activities outside China.